GOODWILL (Details Narrative)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Goodwill percentage of total assets	29.00%	31.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Growth rate	3.30%
Top of range [member]
IfrsStatementLineItems [Line Items]
Growth rate	8.70%